Employee Benefits - Changes in Present Value of Defined Benefit Obligations and Fair Value of Plan Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Remeasurements:
Net defined benefit liabilities (assets)	¥ (180,700)	¥ (216,604)
Japanese plans [member]
Remeasurements:
Effects of asset ceiling
Net defined benefit liabilities (assets)	(76,028)	(93,031)
Foreign plans [member]
Remeasurements:
Effects of asset ceiling	62,516	35,321
Net defined benefit liabilities (assets)	108,502	109,797
Present value of defined benefit obligations [member] | Japanese plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	1,262,245	1,305,054
Current service cost	30,632	35,045
Past service cost
Interest cost	9,732	8,360
Plan participants' contributions
Remeasurements:
Changes in demographic assumptions	(3,387)	6,346
Changes in financial assumptions	(71,936)	(25,500)
Other	12,291	5,502
Benefits paid	(63,085)	(72,562)
Deconsolidation	(15,765)
Exchange differences on translating foreign operations
Balance at end of year	1,160,727	1,262,245
Present value of defined benefit obligations [member] | Foreign plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	1,087,526	1,104,894
Current service cost	22,555	22,351
Past service cost
Interest cost	40,151	29,822
Plan participants' contributions	4,165	3,657
Remeasurements:
Changes in demographic assumptions	(317)	(777)
Changes in financial assumptions	(220,863)	(85,754)
Other	38,427	(3,603)
Benefits paid	(116,150)	(82,561)
Deconsolidation
Exchange differences on translating foreign operations	70,467	99,497
Balance at end of year	925,961	1,087,526
Fair value of plan assets [member] | Japanese plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	1,355,276	1,365,509
Interest income	10,589	8,865
Actual return on plan assets, excluding interest income	(76,690)	21,172
Employer contributions	20,409	20,484
Plan participants' contributions
Remeasurements:
Benefits paid	(58,544)	(60,754)
Deconsolidation	(14,285)
Exchange differences on translating foreign operations
Balance at end of year	1,236,755	1,355,276
Fair value of plan assets [member] | Foreign plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	1,013,050	910,436
Interest income	37,211	24,981
Actual return on plan assets, excluding interest income	(137,659)	50,833
Employer contributions	21,178	17,404
Plan participants' contributions	4,165	3,657
Remeasurements:
Benefits paid	(116,150)	(82,561)
Deconsolidation
Exchange differences on translating foreign operations	58,180	88,300
Balance at end of year	¥ 879,975	¥ 1,013,050